Guarantees (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Guarantees [Abstract]
Transportation equipment remaining lease periods	through fiscal 2019	through fiscal 2018
Maximum potential amount of aggregate future payments under leasing arrangements	$ 10,456	$ 9,686